Acquisition of Cyber Centers Worldwide Corporation	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 5. Acquisition of Cyber Centers Worldwide Corporation

Effective October 25, 2012, the Company’s Board of Directors approved and authorized the execution of a share exchange agreement (the “Share Exchange Agreement”) with Cyber Centers Worldwide Corporation, a private Florida corporation (“CCWC”), and the shareholders of CCWC (the "CCWC Shareholders"). In accordance with the terms and provisions of the Share Exchange Agreement, the Company will acquire approximately 150,000,000 shares of common stock of CCWC and 1,000,000 shares of Series B preferred stock of CCWC, which represents 100% of the total issued and outstanding shares held of record by the CCWC Shareholders. In exchange for the acquisition of the capital shares of CCWC, the Company shall issue to the CCWC Shareholders on a pro rata basis 150,000,000 restricted shares of common stock of the Company and 1,000,000 shares of Series B preferred stock of the Company. This resulted in CCWC becoming the wholly-owned subsidiary of the Company. Prior to this share exchange, CCWC changed its name from Cyber Centers International Corporation ("CCIC").

On September 11, 2012, the Company issued the 150,000,000 shares of common stock to the shareholders of CCWC.  The shares were valued at the market price per share on the date of issue of $0.0007, for a total of $105,000, and are classified on the balance sheet as a deposit on acquisition.

In accordance with the Share Exchange Agreement and anticipated consummation of the spin-off of the Company's wholly-owned subsidiary, NexPhase Lighting Inc., the operations of the Company will change from the business of designing, developing, manufacturing and marketing a high quality and high efficiency full line of LED intelligent lighting fixtures and control systems for commercial applications and projects involving both new construction and retrofits. The business operations of the Company will be conducted through its new wholly-owned subsidiary, CCWC, which involves interactive online gaming within the entertainment industry. Over the past years, the founders of CCIC have invested private capital, time and effort and innovative technology in its product development. CCWC today is capitalizing on the emerging trends in interactive gaming and social marketing with a vision to become the benchmark in the gaming industry with a reputation for customer safety, security and quality customer service, while also upholding the interests of shareholders.